Income Tax - Schedule of the Group Recognized Valuation Allowances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of the Group Recognized Valuation Allowances [Abstract]
Beginning balance	¥ 42,538	¥ 41,378
Additions	3,096	3,916
Utilization	(27)	(2,756)
Ending balance	¥ 45,607	¥ 42,538